Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 9,067	$ 10,039	$ 9,395	$ 11,188	$ 11,862	$ 10,575	$ 9,718	$ 10,259	$ 9,132	$ 8,733	$ 9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 8,818	9,834	9,259	11,102	11,849	10,631	9,849	10,475	9,394	9,042	10,000
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name	Class C1 (with sales charge)
Account Value	$ 9,305	10,354	9,745	11,651	12,088	10,818	9,984	10,581	9,452	9,081	10,000
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name	Class FI
Account Value	$ 9,462	10,473	9,803	11,677	12,372	11,025	10,139	10,697	9,528	9,106	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 9,216	10,228	9,598	11,453	12,177	10,883	10,034	10,623	9,483	9,086	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 975,777	1,077,124	1,004,548	1,193,092	1,260,689	1,120,442	1,026,648	1,080,607	958,632	913,736	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 986,530	1,088,667	1,013,501	1,201,817	1,268,581	1,126,027	1,031,052	1,084,159	960,916	915,018	1,000,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,152	10,326	9,768	11,663	12,239	11,208	10,491	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,152	10,326	9,768	11,663	12,239	11,208	10,491	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,152	10,326	9,768	11,663	12,239	11,208	10,491	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,152	10,326	9,768	11,663	12,239	11,208	10,491	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,152	10,326	9,768	11,663	12,239	11,208	10,491	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 1,014,439	1,031,943	976,209	1,165,764	1,223,333	1,120,231	1,048,760	1,061,574	988,481	968,332	1,000,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 1,014,439	1,031,943	976,209	1,165,764	1,223,333	1,120,231	1,048,760	1,061,574	988,481	968,332	1,000,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058	10,442	10,531	9,797	9,643	10,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058	10,442	10,531	9,797	9,643	10,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058	10,442	10,531	9,797	9,643	10,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058	10,442	10,531	9,797	9,643	10,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 9,459	9,738	9,258	11,327	12,176	11,058	10,442	10,531	9,797	9,643	10,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 946,195	974,031	925,806	1,132,797	1,217,730	1,105,999	1,044,279	1,053,139	979,701	964,268	1,000,000
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 946,195	$ 974,031	$ 925,806	$ 1,132,797	$ 1,217,730	$ 1,105,999	$ 1,044,279	$ 1,053,139	$ 979,701	$ 964,268	$ 1,000,000